FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis

	December 31, 2022
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$51,855	$—	$—	$51,855
Marketable securities	72,194	415,219	—	487,413
Foreign currency derivative assets	—	—	—	—
Financial liabilities:
Foreign currency derivative liabilities	—	(32,195)	—	(32,195)

	$124,049	$383,024	$—	$507,073
NOTE 3:- FAIR VALUE MEASUREMENTS (Cont.)

	December 31, 2021
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$189,437	$—	$—	$189,437
Marketable securities	312,934	530,922	—	843,856
Foreign currency derivative assets	—	3,546	—	3,546
Financial liabilities:
Foreign currency derivative liabilities	—	(2,677)	—	(2,677)

	$502,371	$531,791	$—	$1,034,162